Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities

The following is a summary of other current liabilities as of December 31, 2024 and June 30, 2025:

	December 31, 2024	June 30, 2025
	RMB	RMB
		(Unaudited)
Professional service fee	2,117	5,211
Advertising expense payables	7,062	7,714
Promotional expense payables	5,575	1,121
Others	5,313	13,111
Total	20,067	27,157